Information About Non-controlling Interests - Summary of Financial Information on Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	₩ 12,690,014	₩ 11,858,350
Non-current assets	28,299,796	25,300,991
Current liabilities	10,699,268	10,072,432
Non-current liabilities	11,877,846	10,519,748
Equity	18,412,696	16,567,161	₩ 15,551,433	₩ 15,140,684
Operating revenue	25,638,855	24,898,005	24,099,394
Profit or loss for the year	1,385,635	1,459,395	746,256
Total comprehensive income	1,383,441	1,624,962	769,511
Cash flows from operating activities	3,597,065	5,561,834	4,739,827
Cash flows from investing activities	(4,838,643)	(5,137,474)	(3,761,470)
Cash flows from financing activities	669,331	(41,282)	(647,585)
Net increase (decrease) in cash and cash equivalents	(570,530)	384,968	328,730
Cash and cash equivalents at beginning of year	3,019,592	2,634,624	2,305,894
Exchange differences	1,717	1,890	(2,042)
Cash and cash equivalents at end of year	₩ 2,449,062	₩ 3,019,592	₩ 2,634,624
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	49.80%	49.70%	49.70%
Current assets	₩ 420,701	₩ 408,484	₩ 480,450
Non-current assets	938,465	867,161	439,026
Current liabilities	274,637	249,676	153,236
Non-current liabilities	229,042	220,018	21,803
Equity	855,487	805,951	744,437
Operating revenue	1,038,468	772,950	706,631
Profit or loss for the year	20,941	62,309	58,190
Total comprehensive income	34,485	74,995	55,647
Cash flows from operating activities	176,407	102,947	160,934
Cash flows from investing activities	(78,928)	(352,116)	(105,293)
Cash flows from financing activities	(79,455)	230,010	(19,650)
Net increase (decrease) in cash and cash equivalents	18,024	(19,159)	35,991
Cash and cash equivalents at beginning of year	80,672	99,834	63,850
Exchange differences	(1)	(3)	(7)
Cash and cash equivalents at end of year	₩ 98,695	₩ 80,672	₩ 99,834
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	30.50%	30.50%	30.50%
Current assets	₩ 3,152,622	₩ 1,991,152	₩ 1,785,914
Non-current assets	2,513,453	1,942,275	1,298,484
Current liabilities	2,879,551	1,658,476	1,602,667
Non-current liabilities	1,229,649	822,528	176,083
Equity	1,556,875	1,452,423	1,305,648
Operating revenue	3,897,090	3,580,970	3,387,640
Profit or loss for the year	148,341	120,308	39,455
Total comprehensive income	143,055	122,578	61,796
Cash flows from operating activities	(798,043)	(157,645)	(119,163)
Cash flows from investing activities	(7,733)	(283,313)	58,042
Cash flows from financing activities	914,441	526,563	22,790
Net increase (decrease) in cash and cash equivalents	108,665	85,605	(38,331)
Cash and cash equivalents at beginning of year	326,482	240,584	279,162
Exchange differences	(100)	293	(247)
Cash and cash equivalents at end of year	₩ 435,047	326,482	₩ 240,584
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)			55.20%
Current assets			₩ 90,056
Non-current assets			29,638
Current liabilities			17,045
Non-current liabilities			1,788
Equity			100,861
Operating revenue			65,897
Profit or loss for the year			3,809
Total comprehensive income			3,442
Cash flows from operating activities			6,011
Cash flows from investing activities			(3,353)
Cash flows from financing activities			(1,515)
Net increase (decrease) in cash and cash equivalents			1,143
Cash and cash equivalents at beginning of year		7,360	6,217
Exchange differences			0
Cash and cash equivalents at end of year			₩ 7,360
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)			32.90%
Current assets			₩ 140,948
Non-current assets			148,001
Current liabilities			74,045
Non-current liabilities			18,554
Equity			196,350
Operating revenue			350,231
Profit or loss for the year			2,080
Total comprehensive income			(8,700)
Cash flows from operating activities			62,521
Cash flows from investing activities			(58,186)
Cash flows from financing activities			(1,856)
Net increase (decrease) in cash and cash equivalents			2,479
Cash and cash equivalents at beginning of year		₩ 39,439	37,043
Exchange differences			(83)
Cash and cash equivalents at end of year			39,439
KTIS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	66.70%	68.60%
Current assets	₩ 102,121	₩ 124,420
Non-current assets	294,087	244,941
Current liabilities	103,698	103,927
Non-current liabilities	95,506	73,691
Equity	197,004	191,743
Operating revenue	536,229	487,801	454,172
Profit or loss for the year	15,917	24,944	7,387
Total comprehensive income	13,502	28,669
Cash flows from operating activities	13,809	49,011
Cash flows from investing activities	9,813	(27,143)
Cash flows from financing activities	(29,199)	(23,126)
Net increase (decrease) in cash and cash equivalents	(5,577)	(1,258)
Cash and cash equivalents at beginning of year	30,521	31,779
Exchange differences	0	0
Cash and cash equivalents at end of year	₩ 24,944	₩ 30,521	31,779
KTCS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	78.30%	79.70%
Current assets	₩ 296,209	₩ 302,953
Non-current assets	123,517	113,797
Current liabilities	188,379	189,641
Non-current liabilities	40,240	44,530
Equity	191,107	182,579
Operating revenue	1,031,010	968,499	933,006
Profit or loss for the year	17,634	19,034	11,323
Total comprehensive income	17,500	16,914
Cash flows from operating activities	19,423	6,945
Cash flows from investing activities	13,245	(1,039)
Cash flows from financing activities	(35,578)	(16,622)
Net increase (decrease) in cash and cash equivalents	(2,910)	(10,716)
Cash and cash equivalents at beginning of year	63,884	75,440
Exchange differences	840	(840)
Cash and cash equivalents at end of year	₩ 61,814	₩ 63,884	75,440
Nasmedia Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	56.00%	56.00%
Current assets	₩ 435,359	₩ 409,345
Non-current assets	81,586	81,049
Current liabilities	261,381	248,648
Non-current liabilities	14,349	19,970
Equity	241,215	221,776
Operating revenue	153,210	125,876
Profit or loss for the year	27,691	27,120
Total comprehensive income	26,996	27,991
Cash flows from operating activities	22,015	44,500
Cash flows from investing activities	3,845	(16,966)
Cash flows from financing activities	(11,136)	(9,843)
Net increase (decrease) in cash and cash equivalents	14,724	17,691
Cash and cash equivalents at beginning of year	71,396	53,720
Exchange differences	13	(15)
Cash and cash equivalents at end of year	₩ 86,133	₩ 71,396	₩ 53,720